INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3	-	INVENTORIES

	US dollars
	December 31,
(in thousands)	2022	2021
Finished products	16,894	14,156
Raw materials	11,615	12,972
	28,509	27,128